CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Statement of Stockholders' Equity [Abstract]
Dividends	$ 0.105	$ 0.14	$ 0.185